SCHEDULE OF SHORT-TERM BANK LOANS (Details) (Parenthetical) - Cathay Bank [Membeer] - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Feb. 06, 2020
Line of Credit Facility [Line Items]
Effective interest rate	4.25%	4.25%
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Line of Credit Facility [Line Items]
Maximum line of credit			$ 1.2